Cover	Jul. 20, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2023
Entity File Number	001-40633
Entity Registrant Name	TORTOISEECOFIN ACQUISITION CORP. III
Entity Central Index Key	0001847112
Entity Tax Identification Number	98-1583266
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6363 College Boulevard
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	981-1020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	TRTL.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	TRTL
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	TRTL WS
Security Exchange Name	NYSE